UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glade Brook Capital Partners LLC
Address: 100 West Putnam Avenue
         Greenwich, CT  06830

13F File Number:  028-14806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Barron
Title:     Chief Financial Officer
Phone:     203-861-3011

Signature, Place, and Date of Signing:

 /s/ Paul Barron     Greenwich, CT     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $253,691 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21VIANET GROUP INC             SPONSORED ADR    90138A103     2859   249683 SH       SOLE                   249683        0        0
AMERICAN TOWER CORP NEW        COM              03027X100    10673   152665 SH       SOLE                   152665        0        0
ANNALY CAP MGMT INC            COM              035710409    21343  1271912 SH       SOLE                  1271912        0        0
APPLE INC                      COM              037833100    12165    20830 SH       SOLE                    20830        0        0
BAIDU INC                      SPON ADR REP A   056752108     5058    43993 SH       SOLE                    43993        0        0
CBS CORP NEW                   CL B             124857202     7317   223212 SH       SOLE                   223212        0        0
COACH INC                      COM              189754104     3204    54781 SH       SOLE                    54781        0        0
DISNEY WALT CO                 COM DISNEY       254687106    19072   393227 SH       SOLE                   393227        0        0
DOLLAR GEN CORP NEW            COM              256677105    14014   257652 SH       SOLE                   257652        0        0
EBAY INC                       COM              278642103     7097   168925 SH       SOLE                   168925        0        0
EQUINIX INC                    COM NEW          29444U502    10472    59617 SH       SOLE                    59617        0        0
EXPEDIA INC DEL                COM NEW          30212P303     1538    31990 SH       SOLE                    31990        0        0
HOME DEPOT INC                 COM              437076102     3612    68165 SH       SOLE                    68165        0        0
INGERSOLL-RAND PLC             SHS              G47791101     9271   219793 SH       SOLE                   219793        0        0
LENNAR CORP                    CL A             526057104     1894    61284 SH       SOLE                    61284        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    35495   403760 SH       SOLE                   403760        0        0
MICHAEL KORS HLDGS LTD         SHS              G60754101     1692    40434 SH       SOLE                    40434        0        0
NEWS CORP                      CL A             65248E104    21970   985644 SH       SOLE                   985644        0        0
NIELSEN HOLDINGS N V           COM              N63218106      342    13037 SH       SOLE                    13037        0        0
NII HLDGS INC                  CL B NEW         62913F201     2251   220000 SH  CALL SOLE                   220000        0        0
PRICELINE COM INC              COM NEW          741503403     7575    11399 SH       SOLE                    11399        0        0
SODASTREAM INTERNATIONAL LTD   USD SHS          M9068E105     5400   131802 SH       SOLE                   131802        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    43894   322500 SH  PUT  SOLE                   322500        0        0
ZILLOW INC                     CL A             98954A107     5483   141936 SH       SOLE                   141936        0        0